CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Accounts receivable, allowances for doubtful accounts (in dollars)	$ 7,638,434	$ 4,869,942
Common shares, par value (in dollars per share)	$ 0	$ 0
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	204,846,064	204,346,064
Common shares, shares outstanding	203,777,464	203,367,464